Schedule of deductible temporary differences and unused tax losses (Details) - CAD ($) $ in Thousands	Jul. 31, 2019	Jul. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 68,929	$ 34,289
Loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	52,554	20,672
Research and development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	266	266
Fixed Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	6,021	0
Share issue costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized	$ 10,089	$ 13,352